Note 8 - Long-term Bank Loans (Details Textual)																			1 Months Ended	12 Months Ended
	Nov. 12, 2024 USD ($)	Oct. 15, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 20, 2024 USD ($)	Oct. 23, 2023 USD ($)	Oct. 12, 2023 USD ($)	Jun. 20, 2023 USD ($)	May 01, 2023 USD ($)	Mar. 03, 2023 USD ($)	Sep. 30, 2022 USD ($)	Oct. 06, 2021 USD ($)	Sep. 30, 2021 USD ($)	Aug. 12, 2021 USD ($)	Feb. 24, 2021 USD ($)	Feb. 22, 2021 USD ($)	Jan. 29, 2021 USD ($)	Jan. 27, 2021 USD ($)	Apr. 27, 2018 USD ($)	Oct. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Long-term Debt, Total																				$ 108,190,000
Interest Expense, Operating and Nonoperating																				7,692,208	$ 6,277,704	$ 3,622,458
Restricted Cash [Member]
Cash Deposits																				$ 5,197,268	$ 6,097,569
Chailease International Financial Services [Member]
Proceeds from Issuance of Debt											$ 9,000,000
Secured Overnight Financing Rate (SOFR) [Member] | Chailease International Financial Services [Member]
Debt Instrument, Basis Spread on Variable Rate											3.50%
Debt Instrument, Redemption, Period One [Member] | Chailease International Financial Services [Member]
Debt Instrument, Periodic Payment, Total											$ 300,000
Debt Instrument, Redemption, Period Two [Member] | Chailease International Financial Services [Member]
Debt Instrument, Periodic Payment, Total											$ 200,000
Kamsarmax One Shipping Ltd. and Ultra One Shipping Ltd. [Member]
Long-term Debt, Total	$ 19,200,000																$ 22,482,000
Eirini Shipping Ltd [Member]
Long-term Debt, Total															$ 3,300,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member]
Debt Instrument, Face Amount												$ 22,000,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate												2.75%
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment, Total												$ 1,100,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Periodic Payment, Total												600,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												2,400,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument, Periodic Payment, Total												200,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument, Periodic Payment, Total												150,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period Five [Member]
Debt Instrument, Periodic Payment, Total												100,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												8,500,000
Light Shipping Ltd. and Good Heart Shipping Ltd. [Member]
Long-term Debt, Total		$ 12,800,000										$ 8,700,000
Finance Acquisition of M/V Blessed Luck [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Covenant, Security Cover Ratio													125.00%
Debt Instrument, Number of Consecutive Quarterly Installments													12
Proceeds from Issuance of Debt													$ 8,000,000
Finance Acquisition of M/V Blessed Luck [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Portion of Loan Equivalent to Aggregate Deposits [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Basis Spread on Variable Rate													0.90%
Finance Acquisition of M/V Blessed Luck [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Remaining Part of Loan Outstanding [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Basis Spread on Variable Rate													2.70%
Finance Acquisition of M/V Blessed Luck [Member] | Debt Instrument, Redemption, Period One [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Periodic Payment, Total													$ 750,000
Finance Acquisition of M/V Blessed Luck [Member] | Debt Instrument, Redemption, Period Two [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Periodic Payment, Total													250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													$ 3,000,000
Blessed Luck Supplemental Agreement [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Periodic Payment, Total			$ 222,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			1,247,500
Payments of Debt Issuance Costs			$ 3,250,000
Debt Instrument, Number of Consecutive Quarterly Installments			9
Blessed Luck Supplemental Agreement [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Basis Spread on Variable Rate			2.00%
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member]
Proceeds from Issuance of Long-term Debt, Total																		$ 18,400,000
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Construction Cost																		70.00%
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value Upon Delivery																		70.00%
Debt Instrument, Number of Periodic Payments																		20
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																		$ 11,300,000
Repayments of Debt									$ 11,625,000
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member] | London Interbank Offered Rate (LIBOR) 1 [Member]
Debt Instrument, Basis Spread on Variable Rate																		2.80%
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Number of Periodic Payments																		8
Debt Instrument, Periodic Payment, Total																		$ 400,000
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Number of Periodic Payments																		12
Debt Instrument, Periodic Payment, Total																		$ 325,000
Hamburg Commercial Bank AG [Member] | Term Loan [Member]
Debt Instrument, Number of Periodic Payments							16
Debt Instrument, Periodic Payment, Total							$ 240,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							10,160,000
Debt Instrument, Face Amount							$ 14,000,000
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value							52.50%
Debt Instrument, Covenant, Security Cover Ratio							125.00%
Payments of Debt Issuance Costs							$ 126,000
Hamburg Commercial Bank AG [Member] | Term Loan [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate							2.50%
Eurobank S.A. [Member] | Refinance Indebtedness of M/V "Xenia" and M/V "Alexandros P." and for Working Capital [Member]
Proceeds from Issuance of Long-term Debt, Total																$ 12,885,000	13,815,000
Debt Instrument, Periodic Payment, Total																	500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	14,700,000
Debt Instrument, Face Amount																	$ 26,700,000
Eurobank S.A. [Member] | Refinance Indebtedness of M/V "Xenia" and M/V "Alexandros P." and for Working Capital [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate																	2.75%
Eurobank S.A. [Member] | Refinance Indebtedness of M/V Xenia and M/V Alexandros P 2024 [Member]
Debt Instrument, Periodic Payment, Total	625,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	15,000,000
Debt Instrument, Face Amount	$ 30,000,000
Debt Instrument, Covenant, Security Cover Ratio	120.00%
Payments of Debt Issuance Costs	$ 175,000
Debt Instrument, Number of Consecutive Quarterly Installments	24
Eurobank S.A. [Member] | Refinance Indebtedness of M/V Xenia and M/V Alexandros P 2024 [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Portion of Loan Equivalent to Aggregate Deposits [Member]
Debt Instrument, Basis Spread on Variable Rate	0.65%
Eurobank S.A. [Member] | Refinance Indebtedness of M/V Xenia and M/V Alexandros P 2024 [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Remaining Part of Loan Outstanding [Member]
Debt Instrument, Basis Spread on Variable Rate	1.90%
Eurobank S.A. [Member] | Acquisition of M/V Yannis Pittas [Member]
Debt Instrument, Number of Periodic Payments						24
Debt Instrument, Periodic Payment, Total						$ 250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						4,500,000
Debt Instrument, Face Amount						$ 10,500,000
Debt Instrument, Covenant, Security Cover Ratio						120.00%
Payments of Debt Issuance Costs						$ 78,750
Eurobank S.A. [Member] | Acquisition of M/V Yannis Pittas [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Portion of Loan Equivalent to Aggregate Deposits [Member]
Debt Instrument, Basis Spread on Variable Rate						1.00%
Eurobank S.A. [Member] | Acquisition of M/V Yannis Pittas [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Remaining Part of Loan Outstanding [Member]
Debt Instrument, Basis Spread on Variable Rate						2.00%
Eurobank S.A. [Member] | Acquisition of M/V Christos K and M/V Maria [Member]
Debt Instrument, Number of Periodic Payments					24
Debt Instrument, Periodic Payment, Total					$ 500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					10,000,000
Debt Instrument, Face Amount					$ 22,000,000
Debt Instrument, Covenant, Security Cover Ratio					120.00%
Payments of Debt Issuance Costs					$ 165,000
Eurobank S.A. [Member] | Acquisition of M/V Christos K and M/V Maria [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Portion of Loan Equivalent to Aggregate Deposits [Member]
Debt Instrument, Basis Spread on Variable Rate					1.00%
Eurobank S.A. [Member] | Acquisition of M/V Christos K and M/V Maria [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Remaining Part of Loan Outstanding [Member]
Debt Instrument, Basis Spread on Variable Rate					2.10%
Sinopac Capital International (HK) Limited [Member] | Refinance Indebtedness of M/V "Eirini" and for Working Capital [Member]
Proceeds from Issuance of Long-term Debt, Total														$ 5,000,000
Debt Instrument, Periodic Payment, Total															210,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid															800,000
Debt Instrument, Face Amount															5,000,000
Payments of Debt Issuance Costs															$ 100,000
Sinopac Capital International (HK) Limited [Member] | Refinance Indebtedness of M/V "Eirini" and for Working Capital [Member] | Minimum [Member]
Debt Instrument, Asset Coverage Ratio																							120.00%
Sinopac Capital International (HK) Limited [Member] | Refinance Indebtedness of M/V "Eirini" and for Working Capital [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate															3.60%
NBG [Member] | Refinance M/V Starlight and M/V Good Heart [Member]
Debt Instrument, Periodic Payment, Total		450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		9,000,000
Debt Instrument, Face Amount		$ 18,000,000
Debt Instrument, Covenant, Security Cover Ratio		125.00%
Payments of Debt Issuance Costs		$ 180,000
Debt Instrument, Number of Consecutive Quarterly Installments		20
NBG [Member] | Refinance M/V Starlight and M/V Good Heart [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate		2.00%
Chailease International Financial Services [Member]
Debt Instrument, Periodic Payment, Total								$ 100,000
Repayments of Debt																			$ 2,850,000
Debt Instrument, Periodic Payment, Principal																			$ 150,000
Debt Instrument, Number of Consecutive Monthly Installments																			18
Piraeus Bank S.A. [Member] | Finance Part of M/V Molyvos Luck and M/V Santa Cruz [Member]
Debt Instrument, Covenant, Security Cover Ratio										125.00%
Payments of Debt Issuance Costs										$ 150,000
Debt Instrument, Number of Consecutive Quarterly Installments										20
Proceeds from Issuance of Debt										$ 20,000,000
Piraeus Bank S.A. [Member] | Finance Part of M/V Molyvos Luck and M/V Santa Cruz [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Portion of Loan Equivalent to Aggregate Deposits [Member]
Debt Instrument, Basis Spread on Variable Rate										0.90%
Piraeus Bank S.A. [Member] | Finance Part of M/V Molyvos Luck and M/V Santa Cruz [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Remaining Part of Loan Outstanding [Member]
Debt Instrument, Basis Spread on Variable Rate										2.25%
Piraeus Bank S.A. [Member] | Finance Part of M/V Molyvos Luck and M/V Santa Cruz [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment, Total										$ 975,000
Piraeus Bank S.A. [Member] | Finance Part of M/V Molyvos Luck and M/V Santa Cruz [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Periodic Payment, Total										525,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 7,700,000
Piraeus Bank S.A. [Member] | Molyvos Luck and Santa Cruz Supplemental Agreement [Member]
Debt Instrument, Periodic Payment, Total				$ 525,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				6,650,000
Debt Instrument, Face Amount				$ 15,050,000
Debt Instrument, Number of Consecutive Quarterly Installments				16
Piraeus Bank S.A. [Member] | Molyvos Luck and Santa Cruz Supplemental Agreement [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate				1.90%
Piraeus Bank S.A. [Member] | Molyvos Luck and Santa Cruz Supplemental Agreement [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate				2.00%